Subsequent Events (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	2 Months Ended		3 Months Ended		4 Months Ended		5 Months Ended		6 Months Ended			7 Months Ended			8 Months Ended		10 Months Ended
	Feb. 01, 2021	Mar. 01, 2021	Feb. 28, 2020	Jun. 30, 2021	Jun. 30, 2020	Apr. 30, 2021	Apr. 30, 2020	May 28, 2021	May 29, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 26, 2020	Aug. 02, 2021	Jul. 30, 2021	Jul. 20, 2021	Sep. 01, 2021	Aug. 30, 2021	Oct. 22, 2021	Dec. 31, 2020
Common stock - dividend paid										$ 0.10	$ 0.375
Preferred Stock, Par or Stated Value Per Share				$ 1.00						$ 1.00									$ 1.00
Redeemable Preferred Stock Dividends				$ (0)	$ (0)					$ 1,713	$ (0)
Proceeds from stock issuance program, net										$ 13,974	$ 3,461
Common Stock [Member]
Common stock - dividend paid												$ 0.375
Dividends paid on common shares												$ 7,102
Series F Preferred Stock [Member]
Preferred stock - dividend paid						$ 0.59375	$ 0.59375
Preferred Stock, Shares Issued				6,184,585						6,184,585									6,000,000
Series G Preferred Stock [Member]
Preferred Stock, Shares Issued				816,349						816,349									2,615,000
Redeemable Preferred Stock Dividends										$ 1,713
Series G Preferred Stock [Member] | Shyris Shipping Company S. A. [Member]
Preferred stock - dividend paid	$ 0.001
Stock Redeemed or Called During Period, Shares	1,798,651
Preferred Stock, Shares Issued	1,900,000
Liquidation preference per share	$ 10.00
Series D Preferred Stock [Member]
Preferred stock - dividend paid		$ 0.54687	$ 0.54687
Preferred Stock, Shares Issued				3,436,214						3,436,214									3,424,803
Series E Preferred Stock [Member]
Preferred stock - dividend paid								$ 0.57812	$ 0.57812
Preferred Stock, Shares Issued				4,633,188						4,633,188									4,600,000
Subsequent Event [Member] | Shyris Shipping Company S. A. [Member]
Redeemable Preferred Stock Dividends																$ 753
Subsequent Event [Member] | Common Stock [Member]
Common stock - dividend paid															$ 0.10
Dividends paid on common shares															$ 2,032
Shares issued																		1,097,172
Proceeds from stock issuance program, net																		$ 28,278
Subsequent Event [Member] | Series F Preferred Stock [Member]
Preferred stock - dividend paid														$ 0.59375
Sale of preferred shares																		555,743
Subsequent Event [Member] | Series G Preferred Stock [Member] | Shyris Shipping Company S. A. [Member]
Stock Redeemed or Called During Period, Shares													357,063
Preferred Stock, Shares Issued													388,841
Preferred Stock, Par or Stated Value Per Share													$ 0.001
Liquidation preference per share													$ 10.00
Subsequent Event [Member] | Series D Preferred Stock [Member]
Preferred stock - dividend paid																	$ 0.54687
Sale of preferred shares																		79,031
Subsequent Event [Member] | Series E Preferred Stock [Member]
Preferred stock - dividend paid																	$ 0.57812
Sale of preferred shares																		110,520